PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT
Property and equipment, net as of December 31, 2022 and December 31, 2021, consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Furniture and equipment	$2,406	$2,160
Leasehold improvements	572	536

Property and equipment, gross	2,978	2,696
Less accumulated depreciation	(1,383)	(907)

Property and equipment, net	$1,595	$1,789

Depreciation expense for property and equipment for the twelve months ended December 31, 2022 and 2021 was $545 thousand and $481 thousand, respectively.